Current and Deferred Taxes (Details) - Schedule of effective tax rate reconciliation - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Effective Tax Rate Reconciliation [Abstract]
Tax calculated over profit before tax, Tax rate		27.00%	27.00%	27.00%
Tax calculated over profit before tax, Amount		$ 238,415	$ 290,005	$ 187,721
Price level restatement for tax purposes, Tax rate	[1]	(18.70%)	(7.56%)	(6.15%)
Price level restatement for tax purposes, Amount	[1]	$ (165,164)	$ (81,235)	$ (42,730)
Single penalty tax (rejected expenses), Tax rate		0.03%	(0.01%)	0.19%
Single penalty tax (rejected expenses), Amount		$ 236	$ 210	$ 1,354
Other, Tax rate		2.28%	0.00%	(0.55%)
Other, Amount		$ 20,137	$ 12,684	$ (3,812)
Effective tax rates and expenses for income tax, Tax rate		10.61%	19.43%	20.50%
Effective tax rates and expenses for income tax, Amount		$ 93,624	$ 221,664	$ 142,533

[1]	Mainly corresponds to the permanent differences originated from the Tax Capital Monetary Correction and the effect of the bonds received under article 104 of the Tax Law.